UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:

J. RICHARD ATWOOD, PRESIDENT FPA Capital Fund, Inc. 11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA 90025		MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2016

ITEM 1. Schedule of Investments.

FPA CAPITAL FUND, INC.

PORTFOLIO OF INVESTMENTS

June 30, 2016

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
Oil & Gas Services & Equipment — 12.0%
Helmerich & Payne, Inc.	455,048	$30,547,372
Patterson-UTI Energy, Inc.	1,811,720	38,625,871
Rowan Cos. plc (Class A)	1,213,570	21,431,646
		$90,604,889
Exploration & Production — 10.8%
Cimarex Energy Co.	283,850	$33,868,982
Noble Energy, Inc.	919,610	32,986,411
SM Energy Co.	519,903	14,037,381
		$80,892,774
Communications Equipment — 10.2%
ARRIS International plc*	1,766,154	$37,018,588
InterDigital, Inc.	713,030	39,701,510
		$76,720,098
Computer Hardware & Storage — 6.4%
Western Digital Corporation	1,017,290	$48,077,125
Technology Distributors — 6.2%
Arrow Electronics, Inc.*	305,293	$18,897,637
Avnet, Inc.	684,050	27,710,865
		$46,608,502
Educational Services — 5.9%
Apollo Education Group, Inc.*	2,436,067	$22,216,931
DeVry Education Group, Inc.	1,242,499	22,166,182
		$44,383,113
Consumer Goods - Rental — 3.4%
Aaron’s, Inc.	1,182,959	$25,894,973

Auto Parts — 3.0%
Dana Holding Corporation	2,113,654	$22,320,186

Publishing & Broadcasting — 2.4%
Houghton Mifflin Harcourt Co.*	1,156,997	$18,083,863

Agricultural Machinery — 2.3%
AGCO Corporation	365,591	$17,230,304

Electrical Power Equipment — 2.1%
Babcock & Wilcox Enterprises, Inc.*	1,099,050	$16,145,045

Semiconductor Manufacturing — 2.1%
Veeco Instruments, Inc.*	962,000	$15,930,720

Information Technology Services — 1.5%
Cubic Corporation	286,300	$11,497,808

See notes to financial statements.

	Shares or Principal Amount	Fair Value
Construction & Mining Machinery — 1.3%
Oshkosh Corporation	211,060	$10,069,673

Specialty Apparel Stores — 0.6%
Foot Locker, Inc.	76,520	$4,197,887

OTHER COMMON STOCKS — 0.6%		$4,502,174

TOTAL COMMON STOCKS — 70.8% (Cost $433,152,944)		$533,159,134

BONDS & DEBENTURES

Corporate Bonds & Notes — 2.3%
Energy — 2.3%
Atwood Oceanics, Inc. — 6.50% 2/1/2020	$15,317,000	$11,319,263
SM Energy Co. — 6.50% 11/15/2021	6,176,000	5,828,909
		$17,148,172
TOTAL CORPORATE BONDS & NOTES (Cost $11,218,437)		$17,148,172

U.S. Treasuries — 21.3%
U.S. Treasury Bills
— 0.33% 8/25/2016@@@	$33,000,000	$32,988,839
— 0.27% 9/22/2016@@@	40,000,000	39,977,632
— 0.25% 9/29/2016@@@	50,000,000	49,968,280
U.S. Treasury Notes — 0.50% 8/31/2016	37,000,000	37,009,757

TOTAL U.S. TREASURIES (Cost $159,922,409)		$159,944,508

TOTAL BONDS & DEBENTURES (Cost $171,140,846)		$177,092,680

Call Options Written — 0.0%
Cimarex Energy Co. Call-Strike $120.00; expires 9/16/16; 25,000*(Link Brokers Derivatives Corporation Counterparty)	(25,000)	$(175,000)
Patterson-UTI Energy, Inc. Call-Strike $20.00; expires 7/15/16; 100,000*(Link Brokers Derivatives Corporation Counterparty)	(100,000)	(125,000)
SM Energy Co. Call-Strike $35.00; expires 8/19/16; 50,000*(Link, Gorman, Peck, & Co. Counterparty)	(50,000)	(27,500)

TOTAL CALL OPTIONS WRITTEN (Cost $(436,083))		$(327,500)

TOTAL INVESTMENT SECURITIES — 94.4% (Cost $603,857,707)		$709,924,314

See notes to financial statements.

	Principal Amount	Fair Value

Short-Term Investments — 6.1%
State Street Bank Repurchase Agreement — 0.03% 7/1/2016
(Dated 6/30/2016, repurchase price of $45,980,038, collateralized by $44,195,000 principal amount U.S. Treasury Note - 2.125% 2025, fair value $46,901,944)	$45,980,000	45,980,000
TOTAL SHORT-TERM INVESTMENTS (Cost $45,980,000)		$45,980,000

TOTAL INVESTMENTS — 100.5% (Cost $649,837,707)		$755,904,314
Other Assets and Liabilities, net — (0.5)%		(3,252,405)
NET ASSETS — 100.0% — NOTE 2		$752,651,909

*Non-income producing security.

@@@Zero coupon bond. Coupon amount represents effective yield to maturity.

As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of June 30, 2016:

FPA CAPITAL FUND, INC.

PORTFOLIO OF INVESTMENTS

June 30, 2016

(Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Oil & Gas Services & Equipment	$90,604,889	$—	$—	$90,604,889
Exploration & Production	80,892,774	—	—	80,892,774
Communications Equipment	76,720,098	—	—	76,720,098
Computer Hardware & Storage	48,077,125	—	—	48,077,125
Technology Distributors	46,608,502	—	—	46,608,502
Educational Services	44,383,113	—	—	44,383,113
Consumer Goods - Rental	25,894,973	—	—	25,894,973
Auto Parts	22,320,186	—	—	22,320,186
Publishing & Broadcasting	18,083,863	—	—	18,083,863
Agricultural Machinery	17,230,304	—	—	17,230,304
Electrical Power Equipment	16,145,045	—	—	16,145,045
Semiconductor Manufacturing	15,930,720	—	—	15,930,720
Information Technology Services	11,497,808	—	—	11,497,808
Construction & Mining Machinery	10,069,673	—	—	10,069,673
Specialty Apparel Stores	4,197,887	—	—	4,197,887
Other Common Stocks	4,502,174	—	—	4,502,174
Corporate Bonds & Notes	—	17,148,172	—	17,148,172
U.S. Treasuries	—	159,944,508	—	159,944,508
Short-Term Investment	—	45,980,000	—	45,980,000
	$533,159,134	$223,072,680	$—	$756,231,814
Equity Options (equity risk)	—	$(327,500)	—	$(327,500)

See notes to financial statements.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers between Levels 1, 2, or 3 during the period ended June 30, 2016.

NOTE 2 — Federal Income Tax

The cost of investment securities held at June 30, 2016 (excluding short-term investments), was $610,140,884 for federal income tax purposes.  Net Unrealized appreciation consists of:

Gross unrealized appreciation:	$140,126,943
Gross unrealized depreciation:	(40,016,013)
Net unrealized appreciation:	$100,110,930

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)           The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: August 29, 2016

By:	/s/ E. Lake Setzler III
E. Lake Setzler III,
Treasurer (Principal Financial Officer)

Date: August 29, 2016